Vessel revenue - Lease and non-lease components (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Analysis of income and expense [abstract]
Lease component of revenue from time charter-out and pool revenue	$ 303,268	$ 141,722
Non-lease component of revenue from time charter-out and pool revenue	189,600	126,955
Total lease and non-lease components of revenue	$ 492,868	$ 268,677